Expense Example - PGIM Jennison Diversified Growth Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	662	908	1,174	1,931	306	637	1,093	2,148	91	284	493	1,096	91	966	1,856	4,147